Leases	12 Months Ended
Dec. 31, 2020
Leases
Leases

NOTE M. LEASES

Accounting for Leases as a Lessee

The following tables presents the various components of lease costs:

($ in millions)
For the year ended December 31:	2020	2019
Finance lease cost	$91	$30
Operating lease cost	1,581	1,645
Short-term lease cost	38	38
Variable lease cost	480	534
Sublease income	(31)	(24)
Total lease cost	$2,158	$2,223

The company had no sale and leaseback transactions for the year ended December 31, 2020. The company recorded net gains on sale and leaseback transactions of $41 million for the year ended December 31, 2019.

Rental expense, including amounts charged to inventory and fixed assets, and excluding amounts previously reserved, was $1,944 million for the year ended December 31, 2018.

The following table presents supplemental information relating to the cash flows arising from lease transactions. Cash payments related to variable lease costs and short-term leases are not included in the measurement of operating and finance lease liabilities, and, as such, are excluded from the amounts below.

($ in millions)
For the year ended December 31:	2020	2019
Cash paid for amounts included in the measurement of lease liabilities
Operating cash outflows from finance leases	$10	$8
Financing cash outflows from finance leases	85	22
Operating cash outflows from operating leases	1,566	1,541
ROU assets obtained in exchange for new finance lease liabilities	176	209	*
ROU assets obtained in exchange for new operating lease liabilities	1,130	6,481	*

*

Includes opening balance additions as a result of the adoption of the new lease guidance effective January 1, 2019. The post adoption addition of leases for the year ended December 31, 2019 was $1,679 million for operating leases and immaterial for finance leases.

The following table presents the weighted-average lease term and discount rate for finance and operating leases.

At December 31:	2020		2019
Finance leases
Weighted-average remaining lease term	3.9	yrs.	4.8	yrs.
Weighted-average discount rate	1.28%		1.62%
Operating leases
Weighted-average remaining lease term	5.0	yrs.	5.4	yrs.
Weighted-average discount rate	3.06%		3.03%

The following table presents a maturity analysis of expected undiscounted cash flows for operating and finance leases on an annual basis for the next five years and thereafter.

($ in millions)
							Imputed
	2021	2022	2023	2024	2025	Thereafter	Interest	*	Total	**
Finance leases	$106	$90	$62	$33	$16	$36	$(47)		$296
Operating leases	1,468	1,186	885	683	405	638	(334)		4,930

*	Imputed interest represents the difference between undiscounted cash flows and discounted cash flows.
**

The company entered into lease agreements for certain facilities and equipment with payments totaling approximately $376 million that have not yet commenced as of December 31, 2020, and therefore are not included in this table.

The following table presents the total amount of finance leases recognized in the Consolidated Balance Sheet:

($ in millions)
At December 31:	2020	2019
ROU Assets—Property, plant and equipment	$282	$187
Lease Liabilities
Short-term debt	97	52
Long-term debt	199	151

Accounting for Leases as a Lessor

The following table presents amounts included in the Consolidated Income Statement related to lessor activity:

($ in millions)
For the year ended December 31:	2020	2019
Lease income—sales-type and direct financing leases
Sales-type lease selling price	$1,357	$1,509
Less: Carrying value of underlying assets*	439	591
Gross profit	917	918
Interest income on lease receivables	249	303
Total sales-type and direct financing lease income	1,166	1,221
Lease income—operating leases	260	324
Variable lease income	115	56
Total lease income	$1,541	$1,601

* Excludes unguaranteed residual value.

Sales-Type and Direct Financing Leases

At December 31, 2020 and 2019, the unguaranteed residual values of sales-type and direct financing leases were $469 million and $652 million, respectively. For further information on the company’s net investment in leases, including guaranteed and unguaranteed residual values, refer to note K, “Financing Receivables.”

For the years ended December 31, 2020 and 2019, impairment of residual values was immaterial.

The following table presents a maturity analysis of the lease payments due to IBM on sales-type and direct financing leases over the next five years and thereafter, as well as a reconciliation of the undiscounted cash flows to the financing receivables recognized in the Consolidated Balance Sheet at December 31, 2020:

($ in millions)
	Total
2021	$1,766
2022	1,233
2023	645
2024	275
2025	74
Thereafter	7
Total undiscounted cash flows	$4,001
Present value of lease payments (recognized as financing receivables)	3,666	*
Difference between undiscounted cash flows and discounted cash flows	$335

*

The present value of the lease payments will not equal the financing receivables balances in the Consolidated Balance Sheet, due to certain items including IDCs, allowance for credit losses and residual values, which are included in the financing receivable balance, but are not included in the future lease payments.

Operating Leases

The following table presents a maturity analysis of the undiscounted lease payments due to IBM on operating leases over the next five years and thereafter, at December 31, 2020:

($ in millions)
Total
2021	$50
2022	15
2023	2
2024	0
2025	—
Thereafter	—
Total undiscounted cash flows	$67

There were no material impairment losses incurred for equipment provided to clients under an operating lease for the years ended December 31, 2020 and 2019.

At December 31, 2020 and 2019, the unguaranteed residual values of operating leases were $48 million and $81 million, respectively.